Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 19, 2024	Jan. 26, 2024	Nov. 01, 2023	Oct. 26, 2023	Aug. 17, 2023	Apr. 30, 2022	Jan. 17, 2022	Jan. 10, 2022	Jan. 07, 2022	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized											8,000,000	8,000,000	8,000,000
Preferred stock par value											$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized											80,000,000	80,000,000	80,000,000
Common stock par value											$ 0.001	$ 0.001	$ 0.001
Common stock shares issued											4,121,346	4,044,252	1,200,769
Sale of stock, number of shares issued in transaction								1,213
Sale of stock, price per share								$ 4.125
Stock issued during period, shares, issued for services				12,500		1,000	4,920
Stock issued during period, value, issued for services						$ 4,125	$ 20,295				$ 149,594	$ 159,140	$ 24,420
Interest payable current											2,038	2,577	602,246
2022 Equity Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services	16,836	60,258	24,478	12,500	44,334
Stock issued during period, value, issued for services	$ 44,278	$ 69,297	$ 40,389	$ 19,000	$ 99,751
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued in transaction									1,213
Sale of stock, price per share									$ 4.125
Proceeds from issuance of common stock									$ 5,000
Controller [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued in transaction								3,031
Sale of stock, price per share								$ 1.65
Proceeds from issuance of common stock								$ 5,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued in transaction										1,190,000
Sale of stock, price per share										$ 6.00
Proceeds from issuance initial public offering										$ 6,226,000
Warrants to purchase shares										82,110
Warrant exercisable exercise price										$ 7.20
Deferred offering costs										$ 1,283,954		1,283,954	543,664
Convertible debt												6,029,204
Principal amount										$ 5,526,691		5,526,691
Interest payable current												$ 502,513
Stock issued during period shares conversion of units												1,572,171
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized												20,000,000
Preferred stock par value												$ 0.001
Stock issued during period, value, issued for services
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized												8,000,000
Common stock par value												$ 0.001
Common stock shares issued												4,044,252
Common stock shares authorized											Each holder of common stock is entitled to one vote for each share of common stock held.	Each holder of common stock is entitled to one vote for each share of common stock held
Stock issued during period, shares, issued for services											77,094	81,312	5,920
Stock issued during period, value, issued for services											$ 77	$ 81	$ 6
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible debt												179,687
Principal amount												165,000
Interest payable current												$ 14,687
Stock issued during period shares conversion of units												43,562